COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease commitments
2013	45,549,115
2014	23,709,758
2015	12,700,603
2016	3,434,275
2017	1,005,229
Thereafter	240,196
Total	86,639,176
Operating lease, rental expense
Operating lease, rental expense	94,213,513	66,208,557	45,744,187
Capital commitments
Outstanding Capital Commitments	284,500,000
Guarantee
Guarantee Arrangement	777,000,000